Reporting Entity and Group Information - Schedule of Consolidated Financial Statements (Details)	6 Months Ended
Jun. 30, 2026
ADS-TEC Energy PLC (“ADSE Holdco”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
City	Dublin
Country	Ireland
Shareholding direct or indirect	Ireland
ads-tec Energy GmbH (“ADSE GM”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
City	Nürtingen
Country	Germany
Shareholding direct or indirect	100.00%
ads-tec Energy, INC. (“ADSE US”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
City	Auburn
Country	USA
Shareholding direct or indirect	100.00%
ads-tec Energy Service GmbH (“ADSE Service”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
City	Nürtingen
Country	Germany
Shareholding direct or indirect	100.00%
ads-tec Energy Schweiz GmbH (“ADSE CH”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
City	Zurich
Country	Switzerland
Shareholding direct or indirect	100.00%
ads-tec Energy Austria GmbH (“ADSE Austria”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
City	Kötschach-Mauthen
Country	Austria
Shareholding direct or indirect	100.00%